SARATOGA ADVANTAGE TRUST

James Alpha Global Enhanced Real Return Portfolio

James Alpha Global Real Estate Investments Portfolio

Incorporated herein by reference are the definitive versions of the James Alpha Global Enhanced Real Return Portfolio and the James Alpha Global Real Estate Investments Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 5, 2015 (SEC Accession No. 0001580642-15-000043).